Note 1 - Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]
1.
Nature of operations and going concern

Zomedica Pharmaceuticals Corp. ("Zomedica" or the “Company”) was incorporated on
January 7, 2013
under the
Business Corporations Act
(Alberta) as Wise Oakwood Ventures Inc. (“WOW”) and was classified as a capital pool company, as defined in Policy
2.4
of the TSX Venture Exchange. ZoMedica Pharmaceuticals Inc. was incorporated on
May 14, 2015
under the Canada Business Corporations Act.

On
April 21, 2016,
the Company closed its qualifying transaction (“Transaction”), consisting of the acquisition of ZoMedica Pharmaceuticals Inc. (“ZoMedica”) pursuant to a three
-cornered amalgamation, whereby ZoMedica was amalgamated with
9674128
Canada Inc. (which was wholly-owned by WOW) and common shares and options of the Company were issued to former holders of ZoMedica securities as consideration. The amalgamated company changed its name to Zomedica Pharmaceuticals Ltd. and WOW subsequently changed its name to Zomedica Pharmaceuticals Corp. Prior to completion of the Transaction, WOW consolidated its common shares on the basis of the one
post-consolidation common share for every
2.5
pre-consolidation common shares. The Transaction constituted WOW’s qualifying transaction under TSX Venture Exchange Policy
2.4
–
Capital Pool Companies
. The shares of Zomedica Pharmaceuticals Corp. began trading on the TSX Venture Exchange under the new symbol “ZOM” on Monday,
May 2, 2016.
On
June 21, 2016,
the Company filed Articles of Amalgamation and vertically amalgamated with its wholly-owned subsidiary, Zomedica Pharmaceuticals Ltd.

Zomedica has
one
corporate subsidiary, Zomedica Pharmaceuticals, Inc., a Delaware company whose results and operations are included in these consolidated financial statements. The Company is a biopharmaceutical company targeting health and wellness solutions for the companion pet through a ground-breaking approach that focuses on the needs of the veterinarians themselves. Zomedica's head office is located at
100
Phoenix Drive, Suite
190,
Ann Arbor, MI
48108
and its registered office is located at Suite
1250,
639
–
5th
Avenue S.W., Calgary, Alberta
T2P
0M9.

On
November 20, 2017,
Zomedica announced that its registration statement on Form S-
1
was declared effective by the U.S. Securities and Exchange Commission (SEC) and on
November 21, 2017,
the Company’s common shares began trading on the NYSE under the symbol “ZOM”.

Going concern

The consolidated financial statements are prepared on a going concern basis, which assumes that the Company will be able to meet its obligations and continue its operations for the next twelve
months.